Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 2.3%
1,989	(1)	Altice USA, Inc.	$ 54,578	0.0
7,300	(1)	AMC Networks, Inc.	346,969	0.1
18,766		Fox Corp. - Class A	702,599	0.3
11,429		Interpublic Group of Cos., Inc.	425,502	0.2
27,086	(1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	1,368,926	0.5
69,858		Lumen Technologies, Inc.	859,253	0.3
536	(1)	Match Group, Inc.	73,668	0.0
3,829		News Corp - Class A	86,038	0.0
4,535		Nexstar Media Group, Inc.	679,116	0.2
3,586		Omnicom Group	262,567	0.1
603	(1)	Take-Two Interactive Software, Inc.	97,216	0.0
39,300		TEGNA, Inc.	696,396	0.3
22,574		ViacomCBS, Inc. - Class B	935,692	0.3
			6,588,520	2.3

		Consumer Discretionary: 12.6%
864		Advance Auto Parts, Inc.	175,262	0.1
39,900	(1)	American Axle & Manufacturing Holdings, Inc.	353,913	0.1
665	(1)	Aptiv PLC	101,206	0.0
1,237	(1)	Autonation, Inc.	134,944	0.1
176	(1)	Autozone, Inc.	272,650	0.1
12,759		Best Buy Co., Inc.	1,486,551	0.5
7,100		Big Lots, Inc.	345,486	0.1
12,400		BorgWarner, Inc.	529,232	0.2
6,946		Brunswick Corp.	672,859	0.2
21,306		Carter's, Inc.	2,181,308	0.8
76	(1)	Chipotle Mexican Grill, Inc.	144,653	0.1
230	(1)	Deckers Outdoor Corp.	96,244	0.0
7,967		Dick's Sporting Goods, Inc.	1,121,833	0.4
2,689	(1)	Dollar Tree, Inc.	243,462	0.1
153		Domino's Pizza, Inc.	79,084	0.0
3,947		D.R. Horton, Inc.	377,412	0.1
24,100		eBay, Inc.	1,849,434	0.7
14,908		Foot Locker, Inc.	845,135	0.3
1,750		Garmin Ltd.	305,253	0.1
2,235		Gentex Corp.	68,838	0.0
2,891		Genuine Parts Co.	353,251	0.1
30,393	(1)	Goodyear Tire & Rubber Co.	481,425	0.2
36,600		H&R Block, Inc.	938,790	0.3
38,100		Hanesbrands, Inc.	711,708	0.3
20,911		Harley-Davidson, Inc.	826,612	0.3
2,700		Lear Corp.	431,838	0.2
1,349		Leggett & Platt, Inc.	65,278	0.0
12,117		Lennar Corp. - Class A	1,300,275	0.5
5,123	(1)	LKQ Corp.	269,931	0.1
18,000	(1)	Macy's, Inc.	403,020	0.1
8,500	(1)	Meritage Homes Corp.	948,090	0.3
29,550	(1)	Modine Manufacturing Co.	367,602	0.1
10,514	(1)	Mohawk Industries, Inc.	2,079,249	0.7
3,416		Newell Brands, Inc.	86,801	0.0
27	(1)	NVR, Inc.	139,858	0.1
9,100	(1)	ODP Corp./The	429,247	0.2
773	(1)	O'Reilly Automotive, Inc.	459,224	0.2
8,500		Penske Auto Group, Inc.	764,405	0.3
18,800	(1)	Perdoceo Education Corp.	206,424	0.1
544		Polaris, Inc.	65,150	0.0
538		Pool Corp.	265,933	0.1
19,851		Pulte Group, Inc.	1,069,175	0.4
20,646	(1)	PVH Corp.	2,163,494	0.8
5,419		Qurate Retail, Inc.	59,772	0.0
9,300		Rent-A-Center, Inc.	586,644	0.2
31,380		Ross Stores, Inc.	3,715,392	1.3
1,512		Service Corp. International	94,893	0.0
5,000	(1)	Sleep Number Corp.	462,550	0.2
3,940		Sturm Ruger & Co., Inc.	308,069	0.1
13,100		Toll Brothers, Inc.	839,186	0.3
1,930		Tractor Supply Co.	374,903	0.1
201	(1)	Vail Resorts, Inc.	61,275	0.0
8,412		Whirlpool Corp.	1,863,510	0.7
1,057		Williams-Sonoma, Inc.	197,342	0.1
1,698		Yum! Brands, Inc.	222,489	0.1
7,700	(1)	Zumiez, Inc.	309,463	0.1
			35,307,027	12.6

		Consumer Staples: 3.6%
12,281		Archer-Daniels-Midland Co.	736,860	0.3
90	(1)	Boston Beer Co., Inc.	51,319	0.0
318		Casey's General Stores, Inc.	65,050	0.0
1,114		Church & Dwight Co., Inc.	93,197	0.0
19,945		Conagra Brands, Inc.	660,578	0.2
2,002	(1)	Darling Ingredients, Inc.	149,149	0.1
11,800		Edgewell Personal Care Co.	499,140	0.2
1,230		Hershey Co.	218,571	0.1
7,500		Ingredion, Inc.	658,950	0.2
7,624		JM Smucker Co.	942,860	0.3
56,771		Kroger Co.	2,613,169	0.9
13,201		Molson Coors Beverage Co.	627,444	0.2
19,500		SpartanNash Co.	419,250	0.2
5,600		Spectrum Brands Holdings, Inc.	437,136	0.2
26,800	(1)	Sprouts Farmers Market, Inc.	667,320	0.3
15,152		Tyson Foods, Inc.	1,189,735	0.4
			10,029,728	3.6

		Energy: 0.8%
1,451	(1)	Cheniere Energy, Inc.	126,904	0.0
1,095	(1)	DT Midstream, Inc.	50,885	0.0
9,900		HollyFrontier Corp.	320,067	0.1
12,000		Marathon Petroleum Corp.	711,240	0.3
46,100	(1),(2)	National Energy Services Reunited Corp.	523,235	0.2
910		Pioneer Natural Resources Co.	136,200	0.0
4,900		Valero Energy Corp.	324,919	0.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
6,029		Williams Cos., Inc.	$ 148,856	0.1
			2,342,306	0.8

		Financials: 20.0%
769		Affiliated Managers Group, Inc.	130,815	0.1
27,582		Aflac, Inc.	1,563,348	0.6
104	(1)	Alleghany Corp.	70,376	0.0
11,900		Allstate Corp.	1,609,832	0.6
15,731		Ally Financial, Inc.	832,170	0.3
5,050		American Financial Group, Inc.	696,597	0.3
8,233		Ameriprise Financial, Inc.	2,246,868	0.8
49,800		Annaly Capital Management, Inc.	432,762	0.2
4,934	(1)	Arch Capital Group Ltd.	202,787	0.1
2,392		Arthur J. Gallagher & Co.	343,539	0.1
25,600		Associated Banc-Corp.	527,872	0.2
627		Assurant, Inc.	106,659	0.0
47,426		Bank of NT Butterfield & Son Ltd.	1,579,760	0.6
1,691		Brown & Brown, Inc.	98,163	0.0
853		Cboe Global Markets, Inc.	107,606	0.0
3,855		Cincinnati Financial Corp.	475,707	0.2
23,247		CIT Group, Inc.	1,288,349	0.5
32,780		Citizens Financial Group, Inc.	1,435,436	0.5
38,900		CNO Financial Group, Inc.	951,494	0.3
947		Comerica, Inc.	69,993	0.0
7,380		Discover Financial Services	946,264	0.3
50,370		East West Bancorp, Inc.	3,694,136	1.3
6,200		Essent Group Ltd.	291,896	0.1
1,521		Evercore, Inc.	212,392	0.1
1,181		Everest Re Group Ltd.	312,847	0.1
3,600		Federal Agricultural Mortgage Corp.	352,440	0.1
39,599		Fidelity National Financial, Inc.	1,933,619	0.7
22,063		Fifth Third Bancorp	857,368	0.3
12,888		First American Financial Corp.	908,991	0.3
4,342		First Horizon Corp.	71,165	0.0
17,465		First Republic Bank	3,474,487	1.2
3,800		Franklin Resources, Inc.	123,272	0.0
31,300	(1)	Genworth Financial, Inc.	117,375	0.0
1,158		Globe Life, Inc.	111,249	0.0
7,270		Hanover Insurance Group, Inc.	1,027,324	0.4
21,036		Hartford Financial Services Group, Inc.	1,414,040	0.5
14,700		HomeStreet, Inc.	600,495	0.2
6,445		Huntington Bancshares, Inc.	100,091	0.0
5,613		Invesco Ltd.	142,121	0.1
2,069		Janus Henderson Group PLC	89,712	0.0
29,083		Jefferies Financial Group, Inc.	1,074,908	0.4
52,956		Keycorp	1,076,066	0.4
18,579		Lazard Ltd.	880,645	0.3
6,800		Lincoln National Corp.	466,820	0.2
1,250		LPL Financial Holdings, Inc.	184,812	0.1
750		M&T Bank Corp.	105,007	0.0
107	(1)	Markel Corp.	135,917	0.1
37,761		MGIC Investment Corp.	576,610	0.2
280		Morningstar, Inc.	75,037	0.0
506		MSCI, Inc. - Class A	321,097	0.1
1,114		Nasdaq, Inc.	218,099	0.1
27,100		Navient Corp.	628,991	0.2
1,191		Northern Trust Corp.	141,157	0.1
29,511		Old Republic International Corp.	767,286	0.3
840		Popular, Inc.	63,790	0.0
2,469		Principal Financial Group, Inc.	164,954	0.1
52,500		Prospect Capital Corp.	416,850	0.2
3,923		Prudential Financial, Inc.	415,367	0.2
2,374		Raymond James Financial, Inc.	332,123	0.1
66,005		Regions Financial Corp.	1,348,482	0.5
534		Reinsurance Group of America, Inc.	61,848	0.0
34,929		SEI Investments Co.	2,193,890	0.8
391		Signature Bank	101,398	0.0
12,500		Simmons First National Corp.	363,125	0.1
16,800		Sixth Street Specialty Lending, Inc.	383,040	0.1
205,087		SLM Corp.	3,845,381	1.4
2,668		Starwood Property Trust, Inc.	68,834	0.0
15,671		State Street Corp.	1,455,993	0.5
1,807		Stifel Financial Corp.	124,864	0.0
319	(1)	SVB Financial Group	178,480	0.1
9,823		Synchrony Financial	488,694	0.2
3,547		T. Rowe Price Group, Inc.	794,067	0.3
19,603		Unum Group	521,832	0.2
26,100		Victory Capital Holdings, Inc.	914,283	0.3
118,148		Virtu Financial, Inc.	2,892,263	1.0
644		Western Alliance Bancorp.	62,829	0.0
61		White Mountains Insurance Group Ltd.	68,369	0.0
956		Willis Towers Watson PLC	211,008	0.1
1,189		WR Berkley Corp.	89,544	0.0
10,554		Zions Bancorp NA	611,077	0.2
			56,376,254	20.0

		Health Care: 9.0%
35,982		Agilent Technologies, Inc.	6,313,762	2.2
12,354		Becton Dickinson & Co.	3,109,502	1.1
285	(1)	Bio-Rad Laboratories, Inc.	229,374	0.1
258		Bio-Techne Corp.	128,778	0.0
9,258		Cardinal Health, Inc.	485,952	0.2
1,389		Cerner Corp.	106,050	0.0

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
328	(1)	Charles River Laboratories International, Inc.	$ 145,586	0.1
8,755	(1)	DaVita, Inc.	1,144,891	0.4
1,736	(1)	Henry Schein, Inc.	131,224	0.1
1,063	(1)	Hologic, Inc.	84,137	0.0
840	(1)	Horizon Therapeutics Plc	90,796	0.0
755	(1)	Idexx Laboratories, Inc.	508,689	0.2
1,197	(1)	IQVIA Holdings, Inc.	310,897	0.1
5,489	(1)	Jazz Pharmaceuticals PLC	722,956	0.3
19,306	(1)	Laboratory Corp. of America Holdings	5,857,054	2.1
6,500	(1)	Lannett Co., Inc.	22,880	0.0
7,343		McKesson Corp.	1,499,000	0.5
235	(1)	Mettler Toledo International, Inc.	364,915	0.1
481	(1)	Molina Healthcare, Inc.	129,278	0.0
5,154		Organon & Co.	174,669	0.1
1,159		PerkinElmer, Inc.	214,183	0.1
6,600		Perrigo Co. PLC	270,270	0.1
1,469		Quest Diagnostics, Inc.	224,507	0.1
525		Resmed, Inc.	152,528	0.1
11,300		Select Medical Holdings Corp.	390,641	0.1
3,853	(1)	United Therapeutics Corp.	827,933	0.3
4,872		Universal Health Services, Inc.	758,863	0.3
252	(1)	Veeva Systems, Inc.	83,659	0.0
15,100		Viatris, Inc.	220,913	0.1
616	(1)	Waters Corp.	255,036	0.1
627		West Pharmaceutical Services, Inc.	283,166	0.1
408		Zimmer Biomet Holdings, Inc.	61,384	0.0
			25,303,473	9.0

		Industrials: 15.5%
51,500		ACCO Brands Corp.	482,555	0.2
561		Acuity Brands, Inc.	103,521	0.0
676		Advanced Drainage Systems, Inc.	77,165	0.0
8,066		AGCO Corp.	1,110,043	0.4
69,399		Air Lease Corp.	2,757,916	1.0
489		Allegion Public Ltd.	70,411	0.0
19,700		Allison Transmission Holdings, Inc.	728,506	0.3
256		AMERCO	169,254	0.1
9,000	(1)	American Airlines Group, Inc.	179,460	0.1
1,892		Ametek, Inc.	257,255	0.1
2,032		AO Smith Corp.	147,767	0.1
15,700		Apogee Enterprises, Inc.	674,786	0.2
6,300	(1)	Atkore, Inc.	584,451	0.2
11,800		Boise Cascade Co.	682,630	0.2
653		Carlisle Cos., Inc.	137,613	0.0
15,784		Carrier Global Corp.	909,158	0.3
969		CH Robinson Worldwide, Inc.	87,268	0.0
457		Cintas Corp.	180,867	0.1
1,753	(1)	Copart, Inc.	252,993	0.1
5,038		Cummins, Inc.	1,188,867	0.4
2,400		Curtiss-Wright Corp.	292,272	0.1
1,181		Dover Corp.	205,919	0.1
31,200		EMCOR Group, Inc.	3,790,800	1.3
539		Equifax, Inc.	146,748	0.1
3,502		Expeditors International Washington, Inc.	436,489	0.2
4,289		Fastenal Co.	239,541	0.1
1,389		Fortive Corp.	102,606	0.0
1,257		Fortune Brands Home & Security, Inc.	122,394	0.0
673	(1)	Generac Holdings, Inc.	294,088	0.1
1,886		Graco, Inc.	147,900	0.1
10,300	(1)	Hawaiian Holdings, Inc.	208,266	0.1
14,900		Hillenbrand, Inc.	691,658	0.2
513		Hubbell, Inc.	105,735	0.0
5,206		Huntington Ingalls Industries, Inc.	1,062,909	0.4
2,755		IDEX Corp.	617,120	0.2
1,805		IHS Markit Ltd.	217,683	0.1
34,300		Interface, Inc.	493,234	0.2
984		ITT, Inc.	94,139	0.0
33,410		Jacobs Engineering Group, Inc.	4,509,014	1.6
1,305		JB Hunt Transport Services, Inc.	231,507	0.1
987		Kansas City Southern	277,021	0.1
555		Landstar System, Inc.	93,257	0.0
441		Lennox International, Inc.	147,814	0.1
594		Lincoln Electric Holdings, Inc.	82,928	0.0
10,525		Manpowergroup, Inc.	1,277,946	0.5
2,536		Masco Corp.	153,986	0.1
616	(1)	Mastec, Inc.	56,327	0.0
12,400	(1)	Meritor, Inc.	294,128	0.1
397	(1)	Middleby Corp.	72,627	0.0
7,500		Moog, Inc.	595,800	0.2
3,867		Nielsen Holdings PLC	82,986	0.0
974		Old Dominion Freight Line	281,213	0.1
7,100		Oshkosh Corp.	813,518	0.3
3,792		Otis Worldwide Corp.	349,698	0.1
11,475		Owens Corning, Inc.	1,096,436	0.4
1,127		Paccar, Inc.	92,268	0.0
507		Parker Hannifin Corp.	150,412	0.1
2,663		Pentair PLC	205,477	0.1
12,900		Primoris Services Corp.	331,530	0.1
4,826		Quanta Services, Inc.	492,735	0.2
509		Regal Beloit Corp.	76,055	0.0
1,954		Republic Services, Inc.	242,550	0.1
1,788		Robert Half International, Inc.	184,879	0.1
346		Rockwell Automation, Inc.	112,606	0.0
4,667		Roper Technologies, Inc.	2,255,468	0.8
14,800		Rush Enterprises, Inc. - Class A	652,680	0.2
1,021		Ryder System, Inc.	81,159	0.0
4,900	(1)	Skywest, Inc.	228,585	0.1
6,501		Snap-On, Inc.	1,462,400	0.5
1,297		Stanley Black & Decker, Inc.	250,671	0.1
7,259		Textron, Inc.	527,512	0.2
8,449		Timken Co.	621,340	0.2

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,665		Toro Co.	$ 183,050	0.1
3,598		Trane Technologies PLC	714,203	0.3
13,600		Triton International Ltd.	744,192	0.3
8,100	(1),(2)	United Airlines Holdings, Inc.	376,731	0.1
2,698	(1)	United Rentals, Inc.	951,450	0.3
12,851		Universal Logistics Holdings, Inc.	281,051	0.1
445		Valmont Industries, Inc.	110,743	0.0
23,600		Wabash National Corp.	366,744	0.1
703		Watsco, Inc.	195,729	0.1
10,291		Westinghouse Air Brake Technologies Corp.	924,029	0.3
564		WW Grainger, Inc.	244,607	0.1
1,541		Xylem, Inc.	210,054	0.1
			43,739,103	15.5

		Information Technology: 14.9%
568	(1)	Akamai Technologies, Inc.	64,326	0.0
12,701		Amdocs Ltd.	978,358	0.4
41,700		Amkor Technology, Inc.	1,145,499	0.4
3,923		Amphenol Corp.	300,619	0.1
199	(1)	ANSYS, Inc.	72,707	0.0
316	(1)	Arista Networks, Inc.	116,771	0.0
12,415	(1)	Arrow Electronics, Inc.	1,504,946	0.5
1,853		Avnet, Inc.	74,972	0.0
43,022	(1)	Black Knight, Inc.	3,255,475	1.2
976		Broadridge Financial Solutions, Inc. ADR	168,087	0.1
1,493	(1)	Cadence Design Systems, Inc.	244,076	0.1
1,251		CDW Corp.	250,963	0.1
5,964		Corning, Inc.	238,500	0.1
6,700	(1)	Diodes, Inc.	648,761	0.2
19,700	(1)	DXC Technology Co.	723,384	0.3
6,000		Ebix, Inc.	172,680	0.1
1,068		Entegris, Inc.	128,310	0.0
640	(1)	EPAM Systems, Inc.	404,998	0.1
30,860	(1)	Euronet Worldwide, Inc.	4,111,478	1.5
3,135	(1)	F5 Networks, Inc.	638,192	0.2
888	(1)	Fortinet, Inc.	279,844	0.1
931	(1)	Gartner, Inc.	287,437	0.1
75,195		Genpact Ltd.	3,901,117	1.4
52,186		Hewlett Packard Enterprise Co.	806,796	0.3
94,205		HP, Inc.	2,801,657	1.0
5,600	(1)	j2 Global, Inc.	771,120	0.3
17,805		Jabil, Inc.	1,099,993	0.4
31,700		Juniper Networks, Inc.	918,666	0.3
26,577	(1)	Keysight Technologies, Inc.	4,767,382	1.7
1,833		Marvell Technology, Inc.	112,161	0.0
11,700		Methode Electronics, Inc.	544,869	0.2
667		Microchip Technology, Inc.	104,959	0.0
417		MKS Instruments, Inc.	61,374	0.0
244		Monolithic Power Systems, Inc.	120,763	0.0
1,352		Motorola Solutions, Inc.	330,185	0.1
3,874		NetApp, Inc.	344,515	0.1
16,100	(1)	Netgear, Inc.	575,253	0.2
1,835	(1)	Nuance Communications, Inc.	101,017	0.0
339	(1)	Palo Alto Networks, Inc.	156,293	0.1
3,216		Paychex, Inc.	368,136	0.1
6,024	(1)	Qorvo, Inc.	1,132,693	0.4
18,000	(1)	Sanmina Corp.	710,640	0.3
12,500		Seagate Technology Holdings PLC	1,094,875	0.4
879		Skyworks Solutions, Inc.	161,261	0.1
5,735		SYNNEX Corp.	728,746	0.3
794	(1)	Synopsys, Inc.	263,799	0.1
156	(1)	Teledyne Technologies, Inc.	72,287	0.0
1,264		Teradyne, Inc.	153,500	0.1
1,501	(1)	Trimble, Inc.	141,424	0.1
304	(1)	VeriSign, Inc.	65,743	0.0
1,896		Vontier Corp.	68,958	0.0
20,000		Western Union Co.	432,800	0.2
30,700		Xerox Holdings Corp.	691,057	0.3
13,204		Xilinx, Inc.	2,054,410	0.7
533	(1)	Zebra Technologies Corp.	312,962	0.1
			41,781,794	14.9

		Materials: 6.9%
13,034		Albemarle Corp.	3,085,669	1.1
10,124		Amcor PLC	130,093	0.1
489		Aptargroup, Inc.	65,917	0.0
1,164		Avery Dennison Corp.	262,354	0.1
1,053		Ball Corp.	101,046	0.0
15,707	(1)	Berry Global Group, Inc.	1,055,039	0.4
13,400		Cabot Corp.	715,560	0.3
9,231		Celanese Corp. - Series A	1,464,037	0.5
1,917		CF Industries Holdings, Inc.	87,070	0.0
14,000		Chemours Co.	469,140	0.2
8,344		Corteva, Inc.	366,886	0.1
5,883		Crown Holdings, Inc.	645,895	0.2
1,050		Eagle Materials, Inc.	164,682	0.1
5,846		Eastman Chemical Co.	661,533	0.2
16,400		Graphic Packaging Holding Co.	336,528	0.1
18,030		Huntsman Corp.	476,533	0.2
5,900	(1)	Ingevity Corp.	474,301	0.2
18,063		International Paper Co.	1,085,406	0.4
6,500	(1)	Koppers Holdings, Inc.	213,850	0.1
2,320		Louisiana-Pacific Corp.	147,181	0.1
8,798		LyondellBasell Industries NV - Class A	882,879	0.3
574		Martin Marietta Materials, Inc.	218,837	0.1
2,575		Mosaic Co.	82,863	0.0
5,745		Nucor Corp.	675,382	0.2
17,900	(1)	O-I Glass, Inc.	270,827	0.1
1,151		Packaging Corp. of America	174,607	0.1
2,202		PPG Industries, Inc.	351,329	0.1
9,227		Reliance Steel & Aluminum Co.	1,384,419	0.5
9,500		Schweitzer-Mauduit International, Inc.	363,565	0.1
736		Scotts Miracle-Gro Co.	115,427	0.0
2,029		Sealed Air Corp.	123,830	0.0
18,900		Silgan Holdings, Inc.	801,927	0.3

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
1,130	Sonoco Products Co.	$ 73,789	0.0
14,091	Steel Dynamics, Inc.	951,002	0.3
16,200	Valvoline, Inc.	488,592	0.2
746	Vulcan Materials Co.	138,704	0.1
3,610	WestRock Co.	187,864	0.1
		19,294,563	6.9

	Real Estate: 11.1%
15,648	Alexandria Real Estate Equities, Inc.	3,229,278	1.2
499	(1) Ashford Hospitality Trust, Inc.	7,710	0.0
812	AvalonBay Communities, Inc.	186,419	0.1
914	Boston Properties, Inc.	103,273	0.0
24,200	Brandywine Realty Trust	335,896	0.1
15,900	Brixmor Property Group, Inc.	372,855	0.1
64,421	(1) CBRE Group, Inc.	6,203,742	2.2
1,773	CubeSmart	94,855	0.0
18,700	Diversified Healthcare Trust	70,125	0.0
1,491	Duke Realty Corp.	78,292	0.0
4,492	Equinix, Inc.	3,788,777	1.4
2,079	Equity Residential	174,782	0.1
323	Essex Property Trust, Inc.	106,829	0.0
1,360	Extra Space Storage, Inc.	254,198	0.1
76,634	Franklin Street Properties Corp.	367,843	0.1
13,500	Gaming and Leisure Properties, Inc.	665,550	0.2
12,500	Industrial Logistics Properties Trust	342,875	0.1
25,208	Iron Mountain, Inc.	1,203,682	0.4
966	(1) Jones Lang LaSalle, Inc.	234,187	0.1
5,032	Kimco Realty Corp.	109,647	0.1
27,300	Kite Realty Group Trust	553,098	0.2
29,900	Medical Properties Trust, Inc.	612,352	0.2
24,992	Mid-America Apartment Communities, Inc.	4,807,711	1.7
6,900	Office Properties Income Trust	183,057	0.1
25,800	Omega Healthcare Investors, Inc.	865,074	0.3
29,400	Paramount Group, Inc.	260,484	0.1
16,600	Piedmont Office Realty Trust, Inc.	295,812	0.1
26,500	Plymouth Industrial REIT, Inc.	624,340	0.2
16,600	Preferred Apartment Communities, Inc.	207,168	0.1
17,700	RLJ Lodging Trust	255,411	0.1
40,900	Sabra Healthcare REIT, Inc.	654,400	0.2
6,516	SBA Communications Corp.	2,339,049	0.8
14,200	Service Properties Trust	162,306	0.1
1,203	Simon Property Group, Inc.	161,743	0.1
21,500	SITE Centers Corp.	346,365	0.1
28,900	(2) Tanger Factory Outlet Centers, Inc.	483,208	0.2
14,300	Uniti Group, Inc.	186,901	0.1
2,926	VICI Properties, Inc.	90,443	0.0
8,310	Weyerhaeuser Co.	299,160	0.1
		31,318,897	11.1

	Utilities: 2.8%
10,182	AES Corp.	243,044	0.1
1,432	Ameren Corp.	125,615	0.1
751	American Water Works Co., Inc.	136,870	0.1
2,581	Centerpoint Energy, Inc.	64,757	0.0
1,510	Consolidated Edison, Inc.	113,930	0.0
2,190	DTE Energy Co.	263,545	0.1
4,743	Edison International	274,335	0.1
1,206	Entergy Corp.	133,396	0.1
1,025	Evergy, Inc.	70,161	0.0
866	Eversource Energy	78,572	0.0
8,900	Exelon Corp.	436,278	0.2
15,300	FirstEnergy Corp.	594,711	0.2
36,355	MDU Resources Group, Inc.	1,169,540	0.4
12,300	National Fuel Gas Co.	637,263	0.2
22,700	NRG Energy, Inc.	1,036,709	0.4
19,397	PPL Corp.	569,302	0.2
4,559	Public Service Enterprise Group, Inc.	291,503	0.1
2,114	UGI Corp.	97,899	0.0
61,900	Vistra Corp.	1,181,671	0.4
1,204	WEC Energy Group, Inc.	113,754	0.0
2,216	Xcel Energy, Inc.	152,350	0.1
		7,785,205	2.8

	Total Common Stock
	(Cost $223,910,863)	279,866,870	99.5

EXCHANGE-TRADED FUNDS: 0.1%
4,429	iShares Russell Midcap Index Fund	362,602	0.1

	Total Exchange-Traded Funds
	(Cost $359,415)	362,602	0.1

	Total Long-Term Investments
	(Cost $224,270,278)	280,229,472	99.6

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreements: 0.5%
392,778	(3)	Daiwa Capital Markets, Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $392,779, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $400,634, due 12/09/21-09/01/51)	$ 392,778	0.1
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,020,000, due 09/09/21-08/20/51)	1,000,000	0.4

	Total Repurchase Agreements
	(Cost $1,392,778)		1,392,778	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,044,477	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $1,044,477)	1,044,477	0.4

	Total Short-Term Investments
	(Cost $2,437,255)	2,437,255	0.9

	Total Investments in Securities (Cost $226,707,533)	$ 282,666,727	100.5
	Liabilities in Excess of Other Assets	(1,512,038)	(0.5)
	Net Assets	$ 281,154,689	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2021.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$279,866,870	$–	$–	$279,866,870
Exchange-Traded Funds	362,602	–	–	362,602
Short-Term Investments	1,044,477	1,392,778	–	2,437,255
Total Investments, at fair value	$281,273,949	$1,392,778	$–	$282,666,727

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $227,716,727.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$62,705,458
Gross Unrealized Depreciation	(7,755,458)
Net Unrealized Appreciation	$54,950,000